Operating income (loss) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Operating Income (Loss)	$ 1,921	$ 48,286	$ 20,426	$ 129,891
Teekay Offshore | Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	0	46,218	0	106,676
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	10,505	29,871	35,647	75,949
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	9,445	40,043	53,990	83,379
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	1,060	(10,172)	(18,343)	(7,430)
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	(13,415)	1,587	(21,836)	12,328
Teekay Parent | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	4,831	(29,390)	6,615	(65,062)
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	0	(2,988)	0	(5,447)
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	5,541	(18,618)	12,423	(39,029)
Teekay Parent | Teekay Parent, Other | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	$ (710)	$ (7,784)	$ (5,808)	$ (20,586)